Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 4,598	$ 4,403	$ 5,160
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	545	520	491
Compensation related to options granted to employees and non-employees	1,213	1,496	1,377
Amortization and impairment of intangible assets	1,005	158
Increase in deferred income taxes	(1,385)	(1,096)	(2,404)
Capital gain from sale of equipment		(9)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	130	(1,036)	(318)
Decrease (increase) in prepaid expenses and other accounts receivable	(79)	287	(271)
Increase in accounts payable	17	138	112
Increase in employees and payroll accruals, accrued expenses and other liabilities	981	163	261
Increase (decrease) in deferred revenues	(390)	(697)	706
Increase (decrease) in accrued severance pay, net	66	(10)	(32)
Net cash provided by operating activities	6,701	4,317	5,082
Cash flows from investing activities:
Change in short-term cash deposit			740
Decrease in long-term lease deposits	1	22	1
Sale of marketable securities			2,000
Investment in affiliate			(477)
Proceeds from sale of equipment		9
Acquisition of Antivirus business		(4,600)
Purchase of property and equipment	(526)	(568)	(412)
Net cash provided by (used in) investing activities	(525)	(5,137)	1,852
Cash flows from financing activities:
Purchase of treasury shares at cost		(3,820)	(3,538)
Proceeds from options and warrants exercised	1,260	797	218
Net cash provided by (used in) financing activities	1,260	(3,023)	(3,320)
Increase (decrease) in cash and cash equivalents	7,436	(3,843)	3,614
Cash and cash equivalents at the beginning of the year	13,432	17,275	13,661
Cash and cash equivalents at the end of the year	20,868	13,432	17,275
Non-cash transactions:
Purchase of property and equipment - trade payables	(16)	(55)	(9)
Earn out consideration		2,831
Taxes paid	$ 67